Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Future Minimum Lease Payments
The Group does not has lease contracts that have not yet commenced as of December 31, 2022. The future lease payments for these non-cancellable
lease contracts are as follows:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Within 1 year	2,769	—	—
After 1 year but within 5 years	2,178	—	—
After 5 years	—	—	—

	4,947	—	—